Portfolio of investments—January 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.72%
Australia: 5.79%
Ansell Ltd. (Health care, Health care equipment & supplies)	332,800	$5,234,219
Bapcor Ltd. (Consumer discretionary, Distributors)	282,088	1,032,585
Domino’s Pizza Enterprises Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	37,608	967,332
Orora Ltd. (Materials, Containers & packaging)	995,747	1,809,852
Steadfast Group Ltd. (Financials, Insurance)	279,132	1,080,066
		10,124,054
Austria: 0.68%
Mayr Melnhof Karton AG (Materials, Containers & packaging)	9,022	1,195,945
Belgium: 2.29%
Azelis Group NV (Industrials, Trading companies & distributors)	76,560	1,576,434
Barco NV (Information technology, Electronic equipment, instruments & components)	145,721	2,420,776
		3,997,210
Canada: 9.99%
ATS Corp. (Industrials, Machinery)†	41,940	1,794,019
Canadian Western Bank (Financials, Banks)	139,080	3,063,081
Enerplus Corp. (Energy, Oil, gas & consumable fuels)	81,765	1,187,228
Finning International, Inc. (Industrials, Trading companies & distributors)	93,160	2,696,162
Gildan Activewear, Inc. (Consumer discretionary, Textiles, apparel & luxury goods)	50,860	1,679,634
PrairieSky Royalty Ltd. (Energy, Oil, gas & consumable fuels)	234,460	3,867,993
Primo Water Corp. (Consumer staples, Beverages)	217,625	3,175,873
		17,463,990
France: 4.34%
Alten SA (Information technology, IT services)	40,865	6,318,555
Metropole Television SA (Communication services, Media)	89,952	1,275,744
		7,594,299
Germany: 7.37%
Cancom SE (Information technology, IT services)	79,418	2,521,011
CTS Eventim AG & Co. KGaA (Communication services, Entertainment)	26,250	1,776,525
Gerresheimer AG (Health care, Life sciences tools & services)	23,070	2,351,962
Krones AG (Industrials, Machinery)	24,802	3,073,585
TAG Immobilien AG (Real estate, Real estate management & development)†	226,058	3,164,096
		12,887,179
Ireland: 0.73%
Irish Residential Properties REIT PLC (Real estate, Residential REITs)	1,028,207	1,280,067
Italy: 7.11%
Azimut Holding SpA (Financials, Capital markets)	72,101	2,010,083
Buzzi SpA (Materials, Construction materials)	113,211	3,848,041
De’ Longhi SpA (Consumer discretionary, Household durables)	53,331	1,727,345
See accompanying notes to portfolio of investments
Allspring Special International Small Cap Fund | 1

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Italy(continued)
GVS SpA (Industrials, Machinery)144A†	333,406	$2,126,414
Interpump Group SpA (Industrials, Machinery)	54,978	2,717,641
		12,429,524
Japan: 26.40%
Aeon Delight Co. Ltd. (Industrials, Commercial services & supplies)	173,100	4,433,954
Daiseki Co. Ltd. (Industrials, Commercial services & supplies)	106,860	3,055,433
DTS Corp. (Information technology, IT services)	154,900	3,809,834
Ezaki Glico Co. Ltd. (Consumer staples, Food products)	37,300	1,091,342
Fuji Seal International, Inc. (Materials, Containers & packaging)	153,000	1,804,298
Horiba Ltd. (Information technology, Electronic equipment, instruments & components)	50,700	4,067,866
Hoshizaki Corp. (Industrials, Machinery)	75,600	2,750,430
Kamigumi Co. Ltd. (Industrials, Transportation infrastructure)	127,400	2,930,936
MEITEC Group Holdings, Inc. (Industrials, Professional services)	250,300	4,951,768
Nihon Parkerizing Co. Ltd. (Materials, Chemicals)	194,100	1,541,722
Orix JREIT, Inc. (Real estate, Office REITs)	3,376	3,905,050
PHC Holdings Corp. (Health care, Health care equipment & supplies)	84,500	874,357
San-A Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	79,100	2,443,062
Sohgo Security Services Co. Ltd. (Industrials, Commercial services & supplies)	249,400	1,361,472
Stanley Electric Co. Ltd. (Consumer discretionary, Automobile components)	150,400	2,872,715
Sumitomo Warehouse Co. Ltd. (Industrials, Transportation infrastructure)	122,900	2,210,261
Taikisha Ltd. (Industrials, Construction & engineering)	68,600	2,045,435
		46,149,935
Luxembourg: 0.08%
Novem Group SA (Consumer discretionary, Automobile components)	17,640	132,891
Netherlands: 1.59%
Aalberts NV (Industrials, Machinery)	27,686	1,101,025
MYT Netherlands Parent BV ADR (Consumer discretionary, Specialty retail)†	93,702	257,681
TKH Group NV (Industrials, Electrical equipment)	35,510	1,429,907
		2,788,613
Norway: 2.86%
Atea ASA (Information technology, IT services)	148,391	1,978,123
Elopak ASA (Materials, Containers & packaging)	236,577	673,701
SpareBank 1 SMN (Financials, Banks)	171,909	2,340,473
		4,992,297
Spain: 3.64%
Vidrala SA (Materials, Containers & packaging)	18,002	1,804,348
Viscofan SA (Consumer staples, Food products)	77,972	4,567,128
		6,371,476
Sweden: 3.08%
Hexpol AB (Materials, Chemicals)	180,506	2,066,172
Loomis AB (Industrials, Commercial services & supplies)	121,042	3,313,885
		5,380,057
See accompanying notes to portfolio of investments
2 | Allspring Special International Small Cap Fund

Portfolio of investments—January 31, 2024 (unaudited)

	Shares	Value
Switzerland: 3.42%
Arbonia AG (Industrials, Building products)	18,165	$210,341
Bossard Holding AG Class A (Industrials, Trading companies & distributors)	10,918	2,612,739
Bucher Industries AG (Industrials, Machinery)	4,776	2,022,953
Montana Aerospace AG (Industrials, Aerospace & defense)144A†	58,206	1,136,615
		5,982,648
United Kingdom: 17.35%
Britvic PLC (Consumer staples, Beverages)	351,655	3,932,883
Domino’s Pizza Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	696,208	3,074,613
Elementis PLC (Materials, Chemicals)†	943,519	1,690,959
IMI PLC (Industrials, Machinery)	104,102	2,207,956
JD Sports Fashion PLC (Consumer discretionary, Specialty retail)	410,256	606,241
Lancashire Holdings Ltd. (Financials, Insurance)	409,809	3,152,461
Morgan Advanced Materials PLC (Industrials, Machinery)	121,465	417,157
Nomad Foods Ltd. (Consumer staples, Food products)†	136,679	2,458,855
S4 Capital PLC (Communication services, Media)†	884,155	492,999
Spectris PLC (Information technology, Electronic equipment, instruments & components)	141,975	6,609,419
SSP Group PLC (Consumer discretionary, Hotels, restaurants & leisure)†	768,393	2,186,828
Tate & Lyle PLC (Consumer staples, Food products)	443,566	3,502,078
		30,332,449
Total common stocks (Cost $154,320,921)		169,102,634

		Yield
Short-term investments: 3.46%
Investment companies: 3.46%
Allspring Government Money Market Fund Select Class♠∞		5.27%	6,049,698	6,049,698
Total short-term investments (Cost $6,049,698)				6,049,698
Total investments in securities (Cost $160,370,619)	100.18%			175,152,332
Other assets and liabilities, net	(0.18)			(310,571)
Total net assets	100.00%			$174,841,761

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Special International Small Cap Fund | 3

Portfolio of investments—January 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,255,327	$18,151,487	$(19,357,116)	$0	$0	$6,049,698	6,049,698	$86,266
See accompanying notes to portfolio of investments
4 | Allspring Special International Small Cap Fund

Notes to portfolio of investments—January 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2.  Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2024, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special International Small Cap Fund | 5

Notes to portfolio of investments—January 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$10,124,054	$0	$10,124,054
Austria	0	1,195,945	0	1,195,945
Belgium	0	3,997,210	0	3,997,210
Canada	17,463,990	0	0	17,463,990
France	0	7,594,299	0	7,594,299
Germany	0	12,887,179	0	12,887,179
Ireland	0	1,280,067	0	1,280,067
Italy	0	12,429,524	0	12,429,524
Japan	0	46,149,935	0	46,149,935
Luxembourg	0	132,891	0	132,891
Netherlands	257,681	2,530,932	0	2,788,613
Norway	2,651,824	2,340,473	0	4,992,297
Spain	4,567,128	1,804,348	0	6,371,476
Sweden	0	5,380,057	0	5,380,057
Switzerland	0	5,982,648	0	5,982,648
United Kingdom	13,463,434	16,869,015	0	30,332,449
Short-term investments
Investment companies	6,049,698	0	0	6,049,698
Total assets	$44,453,755	$130,698,577	$0	$175,152,332
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At January 31, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special International Small Cap Fund